Average Annual Total Returns		12 Months Ended	60 Months Ended	120 Months Ended
	Jun. 25, 2026	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Invesco AMT-Free Municipal Income Fund | Class A
Prospectus [Line Items]
Average Annual Return, Percent		(1.94%)	(0.33%)	3.29%
Performance Inception Date	Oct. 27, 1976
Invesco AMT-Free Municipal Income Fund | Class A | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		(1.94%)	(0.33%)	3.28%
Invesco AMT-Free Municipal Income Fund | Class A | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		0.38%	0.56%	3.45%
Invesco AMT-Free Municipal Income Fund | Class C
Prospectus [Line Items]
Average Annual Return, Percent		0.59%	(0.19%)	3.13%
Performance Inception Date	Aug. 29, 1995
Invesco AMT-Free Municipal Income Fund | Class Y
Prospectus [Line Items]
Average Annual Return, Percent		2.59%	0.81%	4.00%
Performance Inception Date	Nov. 29, 2010
Invesco AMT-Free Municipal Income Fund | Class R6
Prospectus [Line Items]
Average Annual Return, Percent		2.67%	0.86%	3.96%	[1]
Performance Inception Date	May 24, 2019
Invesco AMT-Free Municipal Income Fund | S&P Municipal Bond 5+ Year Investment Grade Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		4.43%	0.67%	2.50%
Invesco AMT-Free Municipal Income Fund | S&P Municipal Bond Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		4.26%	1.06%	2.44%
Invesco California Municipal Fund | Class A
Prospectus [Line Items]
Average Annual Return, Percent		(2.45%)	(0.30%)	2.85%
Performance Inception Date	Nov. 03, 1988
Invesco California Municipal Fund | Class A | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		(2.45%)	(0.31%)	2.85%
Invesco California Municipal Fund | Class A | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		0.15%	0.57%	3.07%
Invesco California Municipal Fund | Class C
Prospectus [Line Items]
Average Annual Return, Percent		0.15%	(0.20%)	2.69%
Performance Inception Date	Nov. 01, 1995
Invesco California Municipal Fund | Class Y
Prospectus [Line Items]
Average Annual Return, Percent		2.16%	0.80%	3.55%
Performance Inception Date	Nov. 29, 2010
Invesco California Municipal Fund | Class R6
Prospectus [Line Items]
Average Annual Return, Percent		2.09%	0.88%	3.52%	[2]
Performance Inception Date	May 24, 2019
Invesco California Municipal Fund | S&P Municipal Bond Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		4.26%	1.06%	2.44%
Invesco California Municipal Fund | S&P Municipal Bond California 5+ Year Investment Grade Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		4.07%	0.61%	2.46%
INVESCO HIGH YIELD MUNICIPAL FUND | CLASS A
Prospectus [Line Items]
Average Annual Return, Percent		(1.85%)	(0.15%)	2.34%
Performance Inception Date	Jan. 02, 1986
INVESCO HIGH YIELD MUNICIPAL FUND | CLASS A | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		(1.87%)	(0.16%)	2.33%
INVESCO HIGH YIELD MUNICIPAL FUND | CLASS A | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		0.97%	0.93%	2.85%
INVESCO HIGH YIELD MUNICIPAL FUND | CLASS C
Prospectus [Line Items]
Average Annual Return, Percent		0.91%	0.01%	2.18%
Performance Inception Date	Dec. 10, 1993
INVESCO HIGH YIELD MUNICIPAL FUND | CLASS Y
Prospectus [Line Items]
Average Annual Return, Percent		2.91%	0.98%	3.05%
Performance Inception Date	Mar. 01, 2006
INVESCO HIGH YIELD MUNICIPAL FUND | Class R5
Prospectus [Line Items]
Average Annual Return, Percent		2.95%	1.01%	3.05%
Performance Inception Date	Apr. 30, 2012
INVESCO HIGH YIELD MUNICIPAL FUND | Class R6
Prospectus [Line Items]
Average Annual Return, Percent		2.83%	1.04%	3.06%	[3]
Performance Inception Date	Apr. 04, 2017
INVESCO HIGH YIELD MUNICIPAL FUND | S&P Municipal Bond Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		4.26%	1.06%	2.44%
INVESCO HIGH YIELD MUNICIPAL FUND | Custom Invesco High Yield Municipal Index (80% S&P Municipal Bond High Yield Index and 20% S&P Municipal Bond Investment Grade Index) (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		3.50%	1.97%	3.90%
INVESCO HIGH YIELD MUNICIPAL FUND | S&P Municipal Bond High Yield Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		3.28%	2.22%	4.30%
INVESCO INTERMEDIATE TERM MUNICIPAL INCOME FUND | CLASS A
Prospectus [Line Items]
Average Annual Return, Percent		1.60%	0.65%	1.93%
Performance Inception Date	May 28, 1993
INVESCO INTERMEDIATE TERM MUNICIPAL INCOME FUND | CLASS A | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		1.60%	0.65%	1.93%
INVESCO INTERMEDIATE TERM MUNICIPAL INCOME FUND | CLASS A | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		2.35%	1.17%	2.13%
INVESCO INTERMEDIATE TERM MUNICIPAL INCOME FUND | CLASS C
Prospectus [Line Items]
Average Annual Return, Percent		2.47%	0.40%	1.58%
Performance Inception Date	Oct. 19, 1993
INVESCO INTERMEDIATE TERM MUNICIPAL INCOME FUND | CLASS Y
Prospectus [Line Items]
Average Annual Return, Percent		4.50%	1.41%	2.43%
Performance Inception Date	Aug. 12, 2005
INVESCO INTERMEDIATE TERM MUNICIPAL INCOME FUND | Class R6
Prospectus [Line Items]
Average Annual Return, Percent		4.56%	1.47%	2.45%	[4]
Performance Inception Date	Apr. 04, 2017
INVESCO INTERMEDIATE TERM MUNICIPAL INCOME FUND | S&P Municipal Bond Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		4.26%	1.06%	2.44%
INVESCO INTERMEDIATE TERM MUNICIPAL INCOME FUND | S&P Municipal Bond 2-17 Years Investment Grade Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		5.36%	1.13%	2.32%
Invesco Limited Term California Municipal Fund | Class A
Prospectus [Line Items]
Average Annual Return, Percent		1.04%	0.51%	2.19%
Performance Inception Date	Feb. 25, 2004
Invesco Limited Term California Municipal Fund | Class A | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		1.04%	0.51%	2.18%
Invesco Limited Term California Municipal Fund | Class A | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		1.93%	0.98%	2.31%
Invesco Limited Term California Municipal Fund | Class C
Prospectus [Line Items]
Average Annual Return, Percent		1.55%	0.28%	1.84%
Performance Inception Date	Feb. 25, 2004
Invesco Limited Term California Municipal Fund | Class Y
Prospectus [Line Items]
Average Annual Return, Percent		3.92%	1.31%	2.70%
Performance Inception Date	Nov. 29, 2010
Invesco Limited Term California Municipal Fund | Class R6
Prospectus [Line Items]
Average Annual Return, Percent		3.97%	1.42%	2.65%	[5]
Performance Inception Date	May 24, 2019
Invesco Limited Term California Municipal Fund | S&P Municipal Bond Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		4.26%	1.06%	2.44%
Invesco Limited Term California Municipal Fund | S&P Municipal Bond 2-17 Years Investment Grade Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		5.36%	1.13%	2.32%
Invesco Limited Term California Municipal Fund | S&P Municipal California Investment Grade 4-7 Years Bond Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		5.12%	0.98%	1.84%
Invesco Limited Term Municipal Income Fund | Class A
Prospectus [Line Items]
Average Annual Return, Percent		1.33%	0.98%	1.52%
Performance Inception Date	Oct. 31, 2002
Invesco Limited Term Municipal Income Fund | Class A2
Prospectus [Line Items]
Average Annual Return, Percent		3.14%	1.55%	1.92%
Performance Inception Date	May 11, 1987
Invesco Limited Term Municipal Income Fund | Class A2 | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		3.14%	1.54%	1.92%
Invesco Limited Term Municipal Income Fund | Class A2 | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		3.35%	1.81%	2.04%
Invesco Limited Term Municipal Income Fund | Class C
Prospectus [Line Items]
Average Annual Return, Percent		2.14%	0.74%	1.15%
Performance Inception Date	Jun. 28, 2013
Invesco Limited Term Municipal Income Fund | Class Y
Prospectus [Line Items]
Average Annual Return, Percent		4.28%	1.76%	2.03%
Performance Inception Date	Oct. 03, 2008
Invesco Limited Term Municipal Income Fund | Class R5
Prospectus [Line Items]
Average Annual Return, Percent		4.17%	1.75%	2.04%
Performance Inception Date	Jul. 30, 2004
Invesco Limited Term Municipal Income Fund | Class R6
Prospectus [Line Items]
Average Annual Return, Percent		4.25%	1.83%	2.06%	[6]
Performance Inception Date	Apr. 04, 2017
Invesco Limited Term Municipal Income Fund | S&P Municipal Bond Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		4.26%	1.06%	2.44%
Invesco Limited Term Municipal Income Fund | S&P Municipal Bond Investment Grade Short Intermediate Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		4.73%	1.29%	1.87%
INVESCO MUNICIPAL INCOME FUND | CLASS A
Prospectus [Line Items]
Average Annual Return, Percent		(2.60%)	(0.56%)	1.63%
Performance Inception Date	Aug. 01, 1990
INVESCO MUNICIPAL INCOME FUND | CLASS A | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		(2.60%)	(0.56%)	1.63%
INVESCO MUNICIPAL INCOME FUND | CLASS A | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		(0.02%)	0.36%	2.05%
INVESCO MUNICIPAL INCOME FUND | CLASS C
Prospectus [Line Items]
Average Annual Return, Percent		0.06%	(0.43%)	1.47%
Performance Inception Date	Aug. 13, 1993
INVESCO MUNICIPAL INCOME FUND | CLASS Y
Prospectus [Line Items]
Average Annual Return, Percent		1.98%	0.56%	2.33%
Performance Inception Date	Aug. 12, 2005
INVESCO MUNICIPAL INCOME FUND | Investor Class
Prospectus [Line Items]
Average Annual Return, Percent		1.81%	0.39%	2.17%
Performance Inception Date	Jul. 15, 2013
INVESCO MUNICIPAL INCOME FUND | Class R6
Prospectus [Line Items]
Average Annual Return, Percent		2.03%	0.61%	2.34%	[7]
Performance Inception Date	Apr. 04, 2017
INVESCO MUNICIPAL INCOME FUND | S&P Municipal Bond 5+ Year Investment Grade Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		4.43%	0.67%	2.50%
INVESCO MUNICIPAL INCOME FUND | S&P Municipal Bond Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		4.26%	1.06%	2.44%
Invesco New Jersey Municipal Fund | Class A
Prospectus [Line Items]
Average Annual Return, Percent		(1.60%)	0.53%	2.69%
Performance Inception Date	Mar. 01, 1994
Invesco New Jersey Municipal Fund | Class A | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		(1.61%)	0.53%	2.68%
Invesco New Jersey Municipal Fund | Class A | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		0.39%	1.21%	2.90%
Invesco New Jersey Municipal Fund | Class C
Prospectus [Line Items]
Average Annual Return, Percent		1.15%	0.73%	2.59%
Performance Inception Date	Aug. 29, 1995
Invesco New Jersey Municipal Fund | Class Y
Prospectus [Line Items]
Average Annual Return, Percent		2.95%	1.62%	3.37%
Performance Inception Date	Nov. 29, 2010
Invesco New Jersey Municipal Fund | Class R6
Prospectus [Line Items]
Average Annual Return, Percent		3.13%	1.73%	3.35%	[8]
Performance Inception Date	May 24, 2019
Invesco New Jersey Municipal Fund | S&P Municipal Bond Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		4.26%	1.06%	2.44%
Invesco New Jersey Municipal Fund | S&P Municipal Bond New Jersey Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		4.47%	1.49%	3.13%
Invesco Pennsylvania Municipal Fund | Class A
Prospectus [Line Items]
Average Annual Return, Percent		(2.40%)	0.10%	3.07%
Performance Inception Date	Sep. 18, 1989
Invesco Pennsylvania Municipal Fund | Class A | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		(2.40%)	0.10%	3.07%
Invesco Pennsylvania Municipal Fund | Class A | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		0.21%	0.88%	3.25%
Invesco Pennsylvania Municipal Fund | Class C
Prospectus [Line Items]
Average Annual Return, Percent		0.32%	0.34%	2.98%
Performance Inception Date	Aug. 29, 1995
Invesco Pennsylvania Municipal Fund | Class Y
Prospectus [Line Items]
Average Annual Return, Percent		2.11%	1.21%	3.76%
Performance Inception Date	Nov. 29, 2010
Invesco Pennsylvania Municipal Fund | Class R6
Prospectus [Line Items]
Average Annual Return, Percent		2.18%	1.29%	3.72%	[9]
Performance Inception Date	May 24, 2019
Invesco Pennsylvania Municipal Fund | S&P Municipal Bond Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		4.26%	1.06%	2.44%
Invesco Pennsylvania Municipal Fund | S&P Municipal Bond Pennsylvania 5+ Year Investment Grade Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		4.45%	0.81%	2.73%
Invesco Rochester AMT-Free New York Municipal Fund | Class A
Prospectus [Line Items]
Average Annual Return, Percent		(2.62%)	(0.57%)	2.27%
Performance Inception Date	Aug. 16, 1984
Invesco Rochester AMT-Free New York Municipal Fund | Class A | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		(2.62%)	(0.58%)	2.26%
Invesco Rochester AMT-Free New York Municipal Fund | Class A | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		0.19%	0.39%	2.56%
Invesco Rochester AMT-Free New York Municipal Fund | Class C
Prospectus [Line Items]
Average Annual Return, Percent		(0.15%)	(0.47%)	2.08%
Performance Inception Date	Aug. 29, 1995
Invesco Rochester AMT-Free New York Municipal Fund | Class Y
Prospectus [Line Items]
Average Annual Return, Percent		1.84%	0.53%	2.94%
Performance Inception Date	Jan. 31, 2011
Invesco Rochester AMT-Free New York Municipal Fund | Class R6
Prospectus [Line Items]
Average Annual Return, Percent		1.88%	0.56%	2.90%	[10]
Performance Inception Date	May 24, 2019
Invesco Rochester AMT-Free New York Municipal Fund | S&P Municipal Bond Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		4.26%	1.06%	2.44%
Invesco Rochester AMT-Free New York Municipal Fund | S&P Municipal Bond New York 5+ Year Investment Grade Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		3.68%	0.69%	2.29%
Invesco Rochester Limited Term New York Municipal Fund | Class A
Prospectus [Line Items]
Average Annual Return, Percent		1.39%	0.71%	2.19%
Performance Inception Date	Sep. 18, 1991
Invesco Rochester Limited Term New York Municipal Fund | Class A | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		1.38%	0.71%	2.18%
Invesco Rochester Limited Term New York Municipal Fund | Class A | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		2.23%	1.23%	2.39%
Invesco Rochester Limited Term New York Municipal Fund | Class C
Prospectus [Line Items]
Average Annual Return, Percent		2.16%	0.53%	1.81%
Performance Inception Date	May 01, 1997
Invesco Rochester Limited Term New York Municipal Fund | Class Y
Prospectus [Line Items]
Average Annual Return, Percent		4.20%	1.49%	2.71%
Performance Inception Date	Mar. 30, 2011
Invesco Rochester Limited Term New York Municipal Fund | Class R6
Prospectus [Line Items]
Average Annual Return, Percent		4.61%	1.60%	2.69%	[11]
Performance Inception Date	May 24, 2019
Invesco Rochester Limited Term New York Municipal Fund | S&P Municipal Bond Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		4.26%	1.06%	2.44%
Invesco Rochester Limited Term New York Municipal Fund | S&P Municipal Bond 2-17 Years Investment Grade Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		5.36%	1.13%	2.32%
Invesco Rochester Limited Term New York Municipal Fund | S&P Municipal New York Investment Grade 4-7 Years Bond Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		5.10%	1.24%	1.92%
Invesco Rochester Municipal Opportunities Fund | Class A
Prospectus [Line Items]
Average Annual Return, Percent		(2.45%)	0.22%	4.08%
Performance Inception Date	Oct. 01, 1993
Invesco Rochester Municipal Opportunities Fund | Class A | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		(2.47%)	0.21%	4.07%
Invesco Rochester Municipal Opportunities Fund | Class A | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		0.62%	1.24%	4.32%
Invesco Rochester Municipal Opportunities Fund | Class C
Prospectus [Line Items]
Average Annual Return, Percent		0.19%	0.41%	3.98%
Performance Inception Date	Aug. 29, 1995
Invesco Rochester Municipal Opportunities Fund | Class Y
Prospectus [Line Items]
Average Annual Return, Percent		2.08%	1.33%	4.79%
Performance Inception Date	Nov. 29, 2010
Invesco Rochester Municipal Opportunities Fund | Class R5
Prospectus [Line Items]
Average Annual Return, Percent		2.10%	1.31%	4.74%	[12]
Performance Inception Date	May 24, 2019
Invesco Rochester Municipal Opportunities Fund | Class R6
Prospectus [Line Items]
Average Annual Return, Percent		2.15%	1.40%	4.75%	[12]
Performance Inception Date	May 24, 2019
Invesco Rochester Municipal Opportunities Fund | S&P Municipal Bond Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		4.26%	1.06%	2.44%
Invesco Rochester Municipal Opportunities Fund | S&P Municipal Bond High Yield Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		3.28%	2.22%	4.30%
Invesco Rochester Municipal Opportunities Fund | Custom Invesco Rochester Municipal Opportunities Index (80% S&P Municipal Bond High Yield Index and 20% S&P Municipal Bond Investment Grade Index) (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		3.50%	1.97%	3.90%
Invesco Rochester New York Municipals Fund | Class A
Prospectus [Line Items]
Average Annual Return, Percent		(4.15%)	(0.48%)	3.44%
Performance Inception Date	May 15, 1986
Invesco Rochester New York Municipals Fund | Class A | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		(4.15%)	(0.49%)	3.43%
Invesco Rochester New York Municipals Fund | Class A | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		(0.71%)	0.49%	3.59%
Invesco Rochester New York Municipals Fund | Class C
Prospectus [Line Items]
Average Annual Return, Percent		(1.59%)	(0.36%)	3.26%
Performance Inception Date	Mar. 17, 1997
Invesco Rochester New York Municipals Fund | Class Y
Prospectus [Line Items]
Average Annual Return, Percent		0.35%	0.62%	4.13%
Performance Inception Date	Apr. 28, 2000
Invesco Rochester New York Municipals Fund | Class R6
Prospectus [Line Items]
Average Annual Return, Percent		0.40%	0.68%	4.10%	[13]
Performance Inception Date	May 24, 2019
Invesco Rochester New York Municipals Fund | S&P Municipal Bond Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		4.26%	1.06%	2.44%
Invesco Rochester New York Municipals Fund | S&P Municipal Bond New York 5+ Year Investment Grade Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		3.68%	0.69%	2.29%

[1]	Performance shown on or prior to the inception date is that of the predecessor fund's Class A shares at net asset value and includes the 12b-1 fees applicable to that class. Although invested in the same portfolio of securities, Class R6 shares' returns of the Fund will be different from Class A shares' returns of the predecessor fund as they have different expenses.
[2]	Performance shown on or prior to the inception date is that of the predecessor fund's Class A shares at net asset value and includes the 12b-1 fees applicable to that class. Although invested in the same portfolio of securities, Class R6 shares' returns of the Fund will be different from Class A shares' returns of the predecessor fund as they have different expenses.
[3]	Performance shown prior to the inception date is that of the Fund's Class A shares at net asset value and includes the 12b-1 fees applicable to that class. Although invested in the same portfolio of securities, Class R6 shares' returns of the Fund will be different from Class A shares' returns of the Fund as they have different expenses.
[4]	Performance shown prior to the inception date is that of the Fund's Class A shares at net asset value and includes the 12b-1 fees applicable to that class. Although invested in the same portfolio of securities, Class R6 shares' returns of the Fund will be different from Class A shares' returns of the Fund as they have different expenses.
[5]	Performance shown on or prior to the inception date is that of the predecessor fund's Class A shares at net asset value and includes the 12b-1 fees applicable to that class. Although invested in the same portfolio of securities, Class R6 shares' returns of the Fund will be different from Class A shares' returns of the predecessor fund as they have different expenses.
[6]	Performance shown prior to the inception date is that of the Fund's Class A shares at net asset value and includes the 12b-1 fees applicable to that class. Although invested in the same portfolio of securities, Class R6 shares' returns of the Fund will be different from Class A shares' returns of the Fund as they have different expenses.
[7]	Performance shown prior to the inception date is that of the Fund's Class A shares at net asset value and includes the 12b-1 fees applicable to that class. Although invested in the same portfolio of securities, Class R6 shares' returns of the Fund will be different from Class A shares' returns of the Fund as they have different expenses.
[8]	Performance shown on or prior to the inception date is that of the predecessor fund's Class A shares at net asset value and includes the 12b-1 fees applicable to that class. Although invested in the same portfolio of securities, Class R6 shares' returns of the Fund will be different from Class A shares' returns of the predecessor fund as they have different expenses.
[9]	Performance shown on or prior to the inception date is that of the predecessor fund's Class A shares at net asset value and includes the 12b-1 fees applicable to that class. Although invested in the same portfolio of securities, Class R6 shares' returns of the Fund will be different from Class A shares' returns of the predecessor fund as they have different expenses.
[10]	Performance shown on or prior to the inception date is that of the predecessor fund's Class A shares at net asset value and includes the 12b-1 fees applicable to that class. Although invested in the same portfolio of securities, Class R6 shares' returns of the Fund will be different from Class A shares' returns of the predecessor fund as they have different expenses.
[11]	Performance shown on or prior to the inception date is that of the predecessor fund's Class A shares at net asset value and includes the 12b-1 fees applicable to that class. Although invested in the same portfolio of securities, Class R6 shares' returns of the Fund will be different from Class A shares' returns of the predecessor fund as they have different expenses.
[12]	Performance shown on or prior to the inception date is that of the predecessor fund's Class A shares at net asset value and includes the 12b-1 fees applicable to that class. Although invested in the same portfolio of securities, Class R5 and Class R6 shares' returns of the Fund will be different from Class A shares' returns of the predecessor fund as they have different expenses.
[13]	Performance shown on or prior to the inception date is that of the predecessor fund's Class A shares at net asset value and includes the 12b-1 fees applicable to that class. Although invested in the same portfolio of securities, Class R6 shares' returns of the Fund will be different from Class A shares' returns of the predecessor fund as they have different expenses.